CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Voyage Revenues	$ 297,141	$ 357,451	$ 445,738
Voyage Expenses	(142,465)	(125,987)	(158,656)
Vessel Operating Expenses	(87,663)	(80,266)	(66,589)
Impairment Loss on Vessels	(110,480)	0	0
Impairment Loss on Goodwill	(18,979)	0	0
General and Administrative Expenses	(12,575)	(12,296)	(9,790)
Depreciation Expense	(100,669)	(90,889)	(82,610)
Received Settlement	0	5,328	0
Net Operating (Loss) Income	(175,690)	53,341	128,093
Interest Income	347	215	114
Interest Expense	(20,464)	(11,170)	(10,855)
Other Financial Expense	(644)	(98)	(167)
Total Other Expenses	(20,761)	(11,053)	(10,908)
Net (Loss) Income Before Income Taxes and Equity (Loss)	(196,451)	42,288	117,185
Income Tax Expense	(83)	(102)	(96)
Equity (Loss) from Associate	(8,435)	(46,642)	(2,462)
Net Income (Loss)	$ (204,969)	$ (4,456)	$ 114,627
Basic and Diluted (Loss) Earnings per Share (in dollars per share)	$ (1.97)	$ (0.05)	$ 1.29
Basic and Diluted Average Number of Common Shares Outstanding (in shares)	103,832,680	92,531,001	89,182,001
Cash Dividends per Share (in dollars per share)	$ 0.53	$ 1.37	$ 1.38